Goodwill and impairment review of goodwill - Disclosure of Reconciliation of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 11,194	$ 11,627
Intangible assets and goodwill, end of period	11,551	11,194
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	11,805	12,236
Exchange adjustments	336	(544)
Acquisitions	83	247
Deletions	(61)	(134)
Intangible assets and goodwill, end of period	12,163	11,805
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	611	609
Exchange adjustments	1	5
Deletions	0	(3)
Intangible assets and goodwill, end of period	$ 612	$ 611